CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
Schedule of aggregate maturity on the notes payable

Due in less than one year	$522,222
Due after one year	–
522,222
Less unamortized discount	(319,292)
Carrying value	202,930
Less: current portion	(202,930)
Convertible notes payable, non-current portion	$–